FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2018
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements,” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity and debt securities

Investments in certain equity securities for which quoted market prices are available to determine their fair value are included in Level 1. The fair value of debt securities presented in Level 2 is estimated based on quotes from financial institutions.

Derivative instruments

The fair value of derivative instruments presented in Level 2 is estimated based on quotes from financial institutions.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and 2018, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2017:
Assets:
Available-for-sale securities:
Equity securities	¥500,400	¥500,400	¥500,400	¥—	¥—
Liabilities:
Derivative liabilities	222,235	222,235	—	222,235	—

March 31, 2018:
Assets:
Available-for-sale securities:
Equity securities	¥848,700	¥848,700	¥848,700	¥—	¥—
Liabilities:
Derivative liabilities	271,473	271,473	—	271,473	—

Assets and liabilities measured at fair value on a non-recurring basis

Assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2018, are as follows:

	Thousands of Yen
						Total
						losses for
						the year
						ended
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			March 31,
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	2018
March 31, 2018:
Assets:
Property and equipment	—	—	—	—	34,601	¥34,601
Capitalize computer software costs					38,560	38,560

Property and equipment and capitalized computer software costs were classified as Level 3 items and valued based on an income approach using unobservable inputs. The Company recognized an impairment charge for the amount representing the excess of the carrying amount over their fair value. Future cash flows are primarily based on management’s estimates of projected revenues.

There are no assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2017. See Note 6 for additional information.